1
STATEMENT OF INVESTMENTS
September 30, 2021 (Unaudited)
BNY Mellon Ultra Short Income ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 9.4%
Drive Auto Receivables Trust, Series 2021-2,
Class A3, 0.35%, 3/17/2025 300,000 300,128
Ford Credit Auto Lease Trust, Series 2021-B,
Class A4, 0.40%, 12/15/2024 350,000 349,554
Ford Credit Floorplan Master Owner Trust,
Series 2019-2, Class A, 3.06%, 4/15/2026 300,000 317,780
GMF Floorplan Owner Revolving Trust, Series
2020-1, Class A, 0.68%, 8/15/2025
(a)
300,000 301,265
Honda Auto Receivables Owner Trust, Series
2021-3, Class A3, 0.41%, 11/18/2025 350,000 349,715
Hyundai Auto Lease Securitization Trust, Series
2021-C, Class A4, 0.48%, 9/15/2025
(a)
350,000 349,379
Kubota Credit Owner Trust, Series 2020-1A,
Class A4, 2.26%, 7/15/2026
(a)
300,000 309,980
Oscar US Funding XII LLC, Series 2021-1A, Class
A3, 0.70%, 4/10/2025
(a)
300,000 300,045
Total Asset-Backed Securities (cost
$2,581,935) 2,577,846
Commercial Paper – 58.1%
ABS Finance Ltd., 0.20%, 8/01/2022
(b)
750,000 749,796
Banco Santander S.A., 0.13%, 12/13/2021
(b)
750,000 749,778
Bank of Nova Scotia (The), 0.19%, 7/28/2022
(b)
500,000 499,298
Canadian Imperial Bank of Commerce, 0.19%,
8/12/2022
(b)
750,000 748,822
Collateralized Commercial Paper V Co., LLC,
0.15%, 2/28/2022
(b)
750,000 749,572
Cooperatieve Rabobank U.A., 0.16%,
5/06/2022
(b)
750,000 749,446
DBS Bank Ltd., 0.13%, 2/01/2022
(b)
700,000 699,650
ING (U.S.) Funding LLC, 0.10%, 12/13/2021
(b)
750,000 749,855
Landesbank Baden-Wurttemberg, 0.16%,
2/04/2022
(b)
750,000 749,611
Lloyds Bank PLC, 0.10%, 11/05/2021
(b)
400,000 399,966
LMA S.A. / LMA Americas LLC, 0.14%,
2/09/2022
(b)
750,000 749,645
Mitsubishi UFJ Trust and Banking Corp., 0.15%,
2/10/2022
(b)
750,000 749,626
National Australia Bank Ltd., 0.10%,
12/02/2021
(b)
750,000 749,912
National Bank of Canada, 0.14%, 2/18/2022
(b)
750,000 749,621
Skandinaviska Enskilda Banken AB, 0.17%,
5/02/2022
(b)
750,000 749,349
Societe Generale S.A., 0.11%, 12/16/2021
(b)
750,000 749,862
Starbird Funding Corp., 0.10%, 11/09/2021
(b)
750,000 749,921
Svenska Handelsbanken AB, 0.15%,
6/09/2022
(b)
850,000 849,066
Swedbank AB, 0.15%, 4/04/2022
(b)
800,000 799,434
Toronto-Dominion Bank, 0.10%, 11/12/2021
(b)
750,000 749,938
United Overseas Bank Ltd., 0.10%,
11/12/2021
(b)
750,000 749,924
Westpac Securities NZ Ltd., 0.17%, 5/05/2022
(b)
750,000 749,408
Total Commercial Paper (cost $15,989,592) 15,991,500
Corporate Bonds – 30.1%
Auto Manufacturers – 3.3%
American Honda Finance Corp., 2.90%,
2/16/2024 300,000 315,968
BMW US Capital LLC, 0.43% (3 Month SOFR +
0.38%), 8/12/2024
(a)(c)
300,000 301,666
Toyota Motor Credit Corp., 0.50%, 6/18/2024 300,000 298,656
916,290
Banks – 9.3%
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 371,307
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 30.1% (continued)
Banks – 9.3% (continued)
Bank of Montreal, 0.40% (3 Month SOFR +
0.35%), 12/08/2023
(c)
350,000 351,389
Bank of Nova Scotia (The), 0.65%, 7/31/2024 300,000 299,602
Nordea Bank Abp, 0.63%, 5/24/2024
(a)
300,000 299,583
PNC Financial Services Group, Inc. (The), 3.50%,
1/23/2024 300,000 319,008
Royal Bank of Canada, 2.55%, 7/16/2024 300,000 314,880
Sumitomo Mitsui Financial Group, Inc., 0.51%,
1/12/2024 300,000 299,116
UBS AG/London, 0.45%, 2/09/2024
(a)
300,000 298,692
2,553,577
Beverages – 1.1%
PepsiCo, Inc., 0.40%, 10/07/2023 300,000 300,801
300,801
Cosmetics/Personal Care – 1.1%
Unilever Capital Corp., 0.63%, 8/12/2024 300,000 300,513
300,513
Diversified Financial Services – 2.4%
American Express Co., 3.40%, 2/22/2024 300,000 319,352
Charles Schwab Corp. (The), 0.55% (3 Month
SOFR + 0.50%), 3/18/2024
(c)
350,000 352,905
672,257
Insurance – 1.2%
American International Group, Inc., 4.13%,
2/15/2024 300,000 323,951
323,951
Machinery-Construction & Mining – 1.1%
Caterpillar Financial Services Corp., 0.45%,
9/14/2023 300,000 300,789
300,789
Machinery-Diversified – 1.1%
John Deere Capital Corp., 0.45%, 1/17/2024 300,000 300,044
300,044
Pharmaceuticals – 3.4%
AbbVie, Inc., 2.60%, 11/21/2024 300,000 315,470
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 300,436
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 318,182
934,088
Pipelines – 1.3%
Enbridge, Inc., 0.45% (3 Month SOFR + 0.40%),
2/17/2023
(c)
350,000 351,111
351,111
Retail – 1.1%
Walmart, Inc., 2.85%, 7/08/2024 300,000 318,160
318,160
Software – 1.1%
Salesforce.com, Inc., 0.63%, 7/15/2024 300,000 300,609
300,609
Telecommunications – 2.6%
AT&T, Inc., 0.69% (3 Month SOFR + 0.64%),
3/25/2024
(c)
350,000 350,663
Verizon Communications, Inc., 0.55% (3 Month
SOFR + 0.50%), 3/22/2024
(c)
350,000 353,320
703,983
Total Corporate Bonds (cost $8,284,699) 8,276,173

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statement of Investments
BNY Mellon Ultra Short Income ETF (continued)
Description
Principal
Amount ($) Value ($)
Negotiable Bank Certificates of Deposit – 1.8%
Nordea Bank Abp, 0.19%, 9/19/2022 500,000 499,990
Total Negotiable Bank Certificates of Deposit
(cost $500,000) 499,990
U.S. Treasury Government Securities – 0.5%
U.S. Treasury Notes, 0.38%, 7/15/2024 125,000 124,673
Total U.S. Treasury Government Securities
(cost $124,823) 124,673
Description Shares Value ($)
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $10,138) 10,138 10,138
Total Investments (cost $27,491,187) 99.9% 27,480,320
Cash and Receivables (Net) 0.1% 22,394
Net Assets 100.0% 27,502,714
SOFR—Secured Overnight Financing Rate
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities were valued at $2,531,917 or 9.21% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of September 30, 2021.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund's an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund's own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an
exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust Board of Trustees (the "Board").
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices
(as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Overnight and certain other
short-term debt instruments (excluding U.S. Treasury Bills) will be valued by the amortized cost method, which approximates
value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons
designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board.
Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of September 30,
2021 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
At September 30, 2021, accumulated net unrealized depreciation on investments was $10,867, consisting of $7,767 gross unrealized appreciation and $18,634 gross unrealized depreciation.
At September 30, 2021, the cost of investments for federal
income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,577,846 — 2,577,846
Commercial Paper — 15,991,500 — 15,991,500
Corporate Bonds — 8,276,173 — 8,276,173
Negotiable Bank Certificates of
Deposit — 499,990 — 499,990
U.S. Treasury Government
Securities — 124,673 — 124,673
Investment Companies 10,138 — — 10,138
†
See Statement of Investments for additional detailed categorizations, if any.